Summary of Accounting Policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Accounting Policies
2.
Summary of Accounting Policies

The accounting policies and method of computation used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the audited consolidated financial statements for the preceding fiscal years included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.

Convenience Translation

Translations of the unaudited interim condensed consolidated balance sheet, the unaudited interim condensed consolidated statement of loss, unaudited interim condensed consolidated statement of comprehensive loss and unaudited interim condensed consolidated statement of cash flows from RMB into USD as of and for the six months ended June 30, 2023 are solely for the convenience of the readers and calculated at the rate of USD 1.00 = RMB 7.2258, representing the exchange rate as of June 30, 2023 set forth in the China Foreign Exchange Trade System. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate as of that or any other date.

New and amended standards and interpretations adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 1, IAS 8, IFRS 9 and IFRS 17*	General Improvements	January 1, 2023
Amendments to IAS 12†	International Tax Reform - Pillar Two Model Rules	January 1, 2023

* There was no significant impact to the consolidated financial statements from adoption.

† The Group has adopted the amendments and applied the temporary exception to recognizing and disclosing information about deferred income tax assets and liabilities arising from tax law enacted or substantively enacted to implement the Pillar Two Model Rules published by the Organization for Economic Co-operation and Development. The Group will continue to evaluate the impact of these amendments, and reflect the new disclosures in the consolidated financial statements as at and for the year ending December 31, 2023.

2.
Summary of Accounting Policies (continued)

New and amended standards and interpretations not yet adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 1*	Minimum structure guidelines content in financial statements.	January 1, 2024
Amendments to IFRS 16*	Lease liability in a sale and leaseback transaction.	January 1, 2024
Amendments to IAS 7 and IFRS 7*	Disclosures on supplier finance arrangements and their effects in the financial statements.	January 1, 2024
Amendments to IAS 28 and IFRS 10*	Sale or contribution of assets between an investor and its associate or joint venture.	To be determined

* The Company does not expect the adoption of these standards to have a material impact on the consolidated financial statements.